Mining Interest, Plant and Equipment	12 Months Ended
Apr. 30, 2018
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Mining Interest, Plant and Equipment
8.	Mining Interest, Plant and Equipment

	Mining Interest	Plant and Equipment Mining	Plant and Equipment Altiplano	Corporate Office Equipment	Total
Cost
Balance, April 30, 2016	$70,018	$20,308	$6,327	$605	$97,258
Additions	484	2,034	119	72	2,709
Write-down of equipment	—	(37)	—	—	(37)
Disposal of San Pedrito	(5,249)	—	—	—	(5,249)
Effect of foreign exchange	7,795	1,394	559	—	9,748

Balance, April 30, 2017	73,048	23,699	7,005	677	104,429
Additions	902	2,720	78	15	3,715
Write-down of equipment	(5,000)	(1,925)	—	—	(6,925)
Effect of foreign exchange	(4,592)	(1,318)	(429)	—	(6,339)

Balance, April 30, 2018	$64,358	$23,176	$6,654	$692	$94,880

Depreciation
Balance, April 30, 2016	$31,781	$8,516	$—	$343	$40,640
Depreciation for the year	3,786	1,532	220	90	5,628
Effect of foreign exchange	4,090	1,142	8	—	5,240

Balance, April 30, 2017	39,657	11,190	228	433	51,508
Depreciation for the year	2,887	1,621	434	90	5,032
Write-down of equipment	—	(212)	—	—	(212)
Effect of foreign exchange	(2,232)	(680)	(12)	—	(2,924)

Balance, April 30, 2018	$40,312	$11,919	$650	$523	$53,404

Carrying amounts
Balance, April 30, 2017	$33,391	$12,509	$6,777	$244	$52,921

Balance, April 30, 2018	$24,046	$11,257	$6,004	$169	$41,476

Impairment on Mining Interest

The Company considered that the carrying amount of its assets being higher than market capitalization of the Company at April 30, 2018 was an indicator of impairment. In determining the recoverable amounts of the Company’s mining interests, the Company’s management makes estimates of the discounted future cash flows expected to be derived from the Company’s mining properties, costs to sell the mining properties and the appropriate discount rate. The projected cash flows are significantly affected by changes in assumptions about gold’s selling price, future capital expenditures, changes in the amount of recoverable reserves, resources, and exploration potential, production cost estimates, discount rates and exchange rates. Based on the calculation, at April 30, 2018, management has decided to record an impairment of $5,000 on the San Martin Project. The key assumptions used for assessing the recoverable amount are gold price of USD $1,300/oz and a discount rate of 9%.

Management has also determined that the CIL plant constructed in 2016 is no longer useful in the operations of the San Martin mine in Queretaro, Mexico. While this plant has a value as a functioning carbon leach plant and has operated to process third party carbon concentrates, the Company cannot guarantee its usefulness in the future or the ability to attract third party carbon concentrates for processing. As a result, management has decided to write down the plant to $nil value and record an impairment of the book value of $1,713 to the Statements of Operations and Comprehensive Income (Loss).

Sale of San Pedrito

On March 21, 2017, the Company finalized the sale of its San Pedrito Property, a non-core asset located in Queretaro, Mexico for MXN$ 192,784,331. The San Pedrito property was part of Starcore’s original acquisition in 2007, when the Company acquired the San Martin Mine from Goldcorp for US$26 million. The disposition of San Pedrito was recorded during the prior year ended April 30, 2017 and a gain of $7,128 was reported on the Statement of Operations and Comprehensive Income (Loss). The Company has recorded an allowance for MXN$15.0 million for amounts that management has deemed uncertain for collectability.

Details of the transaction are as follows: Total surface area sold covers 74.0831.544 hectares (740,831.544 square meters) sold at $250 pesos per square meter. Payments are staged as follows:

Surface Area in hectares (ha)	Equivalent in square meters (sm)	Mexican Pesos(4)		Canadian Dollars(2)(4)			Status
55.068 ha	550,685.485 sm	MXN$	137,671,371	C$	9,640,852
Interest Received		MXN$	7,576,445	C$	530,563
		MXN$	145,247,816	C$	10,171,415		Payment received
Parcel of 12 ha(¹)	120,000.000 sm	MXN$	30,000,000	C$	2,100,840		Pending clearance
Parcel of 2.014 ha(¹)	20,146.059 sm	MXN$	5,036,515	C$	352,697		Pending clearance
Parcel of 5 ha	50,000.000 sm	MXN$	12,500,000	C$	832,731	(3)	Payment received

(1)

The remaining two parcels await various confirmations from different local and federal authorities. As the Company receives these confirmations, the buyer will immediately remit the corresponding payment for each parcel of land. It is expected that these clearances will be confirmed within the next 6 months.

(2)	Based on exchange rate of 14.28 Pesos/CAD$ as at close of March 21, 2017.
(3)	Based on exchange rate of 15.01 Pesos/CAD$ on the actual date of collection on November 8, 2017.
(4)	Amounts are not rounded to the nearest thousand.

Altiplano Facility

On August 5, 2015, the Company acquired Cortez Gold Corp. (“Cortez”) (TSXV: CUT) in an all-share transaction completed pursuant to a court approved Plan of Arrangement under the Business Corporations Act (British Columbia). Pursuant to the acquisition, the purchase price was allocated based on management’s best estimates and assumptions, after taking into account all relevant information available. As a result, apart from working capital allocations, $6,094 was allocated to plant, machinery and equipment. The Altiplano Plant is a facility which processes third party gold and silver concentrate in Matehuala, Mexico.

The Company’s management determined the commencement of commercial production to begin on November 1, 2016. As a result, prior to commencement of commercial production, all of the pre-operational costs and any test production revenue were capitalized to Plant costs. Subsequent to November 1, 2016, the consolidated statements of operations include the operating revenues and expenses from the Altiplano operations.